Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Details of Revenue from Contracts with Customers Based on Service Contract and Timing of Satisfaction of Performance Obligations	Details of revenue from contracts with customers based on the service contract type and the timing of satisfaction of performance obligations are as follows:

	2024	2023	2022
	(In millions of Korean won)
Service contract
Micro-transaction revenue
Online game	₩ 61,425	₩ 70,566	₩ 80,147
Mobile game	348,526	568,665	261,622
	409,951	639,231	341,769
Royalties and license fees
Online game	15,564	10,451	9,109
Mobile game	57,150	60,939	97,150
	72,714	71,390	106,259

Others	18,180	14,895	15,590
	500,845	725,516	463,618
Timing of satisfaction of performance obligations
At a point in time	111	119	25
Over time	500,734	725,397	463,593
	₩ 500,845	₩ 725,516	₩ 463,618

Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities	Accounts receivables, incremental costs of obtaining a contract, and contract liabilities related to contracts with customers as of December 31, 2024 and 2023 are as follows:

	2024	2023
	(In millions of Korean won)
Accounts receivable	₩ 81,152	₩ 71,213
Incremental costs of obtaining a contract (Prepaid expenses)	2,386	1,557
Contract liabilities (Deferred revenue)	29,332	19,875
Micro-transaction revenue	25,290	17,159
Royalties and license fees	4,037	2,426
Other	5	290

Transaction Price Allocated to Unsatisfied Performance Obligation	Transaction price allocated to unsatisfied performance obligations as of December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Micro-transaction revenue
Online game	₩ 10,822	₩ 10,216	₩ 9,918
Mobile game	14,468	6,943	6,869
	25,290	17,159	16,787
Royalties and license fees
Online game	448	164	49
Mobile game	3,589	2,262	52
	4,037	2,426	101

Others	5	290	1,686
Total	₩ 29,332	₩ 19,875	₩ 18,574

Details of Incremental Costs of Obtaining Contract Recognized as Assets	Details of incremental costs of obtaining a contract recognized as assets as of and for the years ended December 31, 2024 and 2023 are as follows:

	December 31, 2024		December 31, 2023
	(In millions of Korean won)
Capitalized platform processing fee	₩	2,386	₩	1,557

Details of Amortization Costs Recognized as Cost of Revenues
Details of incremental costs of obtaining a contract recognized as cost of revenues as of December 31, 2024, 2023 and 2022 are as follows:

	2024		2023		2022
	(In millions of Korean won)
Incremental costs of obtaining a contract recognized as cost of revenues	₩	1,557	₩	1,722	₩	861